Commitments and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	$ 592,890
2018	495,800
2019	464,000
Total	1,552,690
Drilling unit building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	592,890
2018	495,800
2019	464,000
Total	$ 1,552,690